Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2020
Registrant Name	dei_EntityRegistrantName	Morgan Stanley Institutional Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0000741375
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2020
Prospectus Date	rr_ProspectusDate	Sep. 28, 2020